Investments in Associates and Other Companies (Details) - Schedule of Fair Value of these Equity Investments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments in Associates and Other Companies (Details) - Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	$ 3,594	$ 1,972
Stock Exchange [Member]
Investments in Associates and Other Companies (Details) - Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	3,575	1,964
Other [Member]
Investments in Associates and Other Companies (Details) - Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	$ 19	$ 8